CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 25, 2021	Dec. 26, 2020
SHAREHOLDERS' EQUITY:
Preferred stock, no par value (in dollars per share)	$ 0	$ 0
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common Stock, Par or Stated Value Per Share	$ 1	$ 1
Common stock, shares authorized (in shares)	80,000,000	80,000,000
Common stock, shares issued (in shares)	61,901,851	61,205,780
Common stock, shares outstanding (in shares)	61,901,851	61,205,780